                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3387
                      (Investment Company Act File Number)

              Federated U.S. Government Securities Fund: 2-5 Years

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/04

               Date of Reporting Period: Fiscal Year Ended 1/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

ANNUAL SHAREHOLDER REPORT

January 31, 2004

Institutional Shares
Institutional Service Shares
Class K Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.61	$11.10	$10.87	$10.25	$10.91
Income From Investment Operations:
Net investment income	0.40	0.49	0.55	0.60	0.51
Net realized and unrealized gain (loss) on investments	(0.07)	0.51	0.23	0.62	(0.66)

TOTAL FROM INVESTMENT OPERATIONS	0.33	1.00	0.78	1.22	(0.15)

Less Distributions:
Distributions from net investment income	(0.40)	(0.49)	(0.55)	(0.60)	(0.51)

Net Asset Value, End of Period	$11.54	$11.61	$11.10	$10.87	$10.25

Total Return[1]	2.88%	9.19%	7.35%	12.30%	(1.41)%

Ratios to Average Net Assets:

Expenses	0.57%	0.57%	0.57%	0.57%	0.56%

Net investment income	3.44%	4.29%	5.00%	5.75%	4.80%

Expense waiver/reimbursement[2]	0.24%	0.25%	0.24%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$798,927	$784,439	$595,909	$548,808	$613,346

Portfolio turnover	52%	31%	66%	77%	172%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.61	$11.10	$10.87	$10.25	$10.91
Income From Investment Operations:
Net investment income	0.37	0.46	0.52	0.58	0.48
Net realized and unrealized gain (loss) on investments	(0.07)	0.51	0.24	0.62	(0.66)

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.97	0.76	1.20	(0.18)

Less Distributions:
Distributions from net investment income	(0.37)	(0.46)	(0.53)	(0.58)	(0.48)

Net Asset Value, End of Period	$11.54	$11.61	$11.10	$10.87	$10.25

Total Return[1]	2.63%	8.92%	7.08%	12.02%	(1.66)%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.82%	0.81%

Net investment income	3.21%	4.02%	4.76%	5.50%	4.58%

Expense waiver/reimbursement[2]	0.25%	0.26%	0.25%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$115,257	$114,335	$61,271	$47,727	$55,549

Portfolio turnover	52%	31%	66%	77%	172%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout the Period)

Period Ended 1/31/2004 [1]
Net Asset Value, Beginning of Period	$11.61
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.18

Less Distributions:
Distributions from net investment income	(0.25)

Net Asset Value, End of Period	$11.54

Total Return[2]	1.60%

Ratios to Average Net Assets:

Expenses	1.30%[3]

Net investment income	2.79%[3]

Expense waiver/reimbursement[4]	0.00%[3,5]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,270

Portfolio turnover	52%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to January 31, 2004.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended January 31, 2004.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Federated U.S. Government Securities Fund: 2-5 Years invests in short to intermediate U.S. government securities that include U.S. Treasury and government agency obligations. The fund's average duration1 is managed within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (ML3-5T).2 Standard & Poor's has maintained the fund's "AAAf" credit rating.3

Interest rates continue to be the primary driver of the fund's performance. U.S. Treasury yields ended the fund's annual reporting period slightly higher but were volatile throughout the year. The Federal Reserve Board (the "Fed") cited the possibility of an "unwelcome substantial fall in inflation" at its Federal Open Market Committee (FOMC) meeting in early May, which drove Treasury yields to historic lows. The Fed followed up with the only rate cut of 2003, reducing the federal funds target rate from 1.25% to 1.00% at its FOMC meeting in late June. Yields of 2-year and 5-year Treasury notes hit lows of 1.08% and 2.03%, respectively, in mid-June versus 1.69% and 2.93%, respectively, at the end of January 2003. Treasury yields increased significantly during the second half of the reporting period in response to stronger economic data, but declined late in the reporting period as market participants gained confidence that Fed monetary policy would remain on hold. Yields of 2-year and 5-year Treasury notes increased to 2.10% and 3.61%, respectively, before ending the reporting period at 1.82% and 3.14%, respectively.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 The ML3-5T is an unmanaged index tracking U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

3 An "AAAf" rating by Standard and Poor's means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Although the majority of the fund remained in Treasury securities, over a quarter of the fund was invested in government agency securities at the start of the reporting period. Agency securities underperformed Treasury securities in the summer of 2003 due to accounting irregularities at Federal Home Loan Mortgage Corporation, but outperformed Treasury securities over the entire reporting period. As a result of agency spreads tightening versus Treasurys, the fund's agency allocation was reduced and ended the period at 17%.

As a result of the fund's below neutral duration, the fund's price declined less than the index as interest rates rose, but was offset by less income than the index. The average duration of the fund ended the period at three years. The fund's net total return for the year ending January 31, 2004 was 2.88% for Institutional Shares, 2.63% for Institutional Service Shares and 2.13% for Class K Shares4 versus 3.51% for the ML3-5T and 2.06% for the Lipper Short-Intermediate Government Fund category.5

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated U.S. Government Securities Fund: 2-5 Years (Institutional Shares) (the "Fund") from January 31, 1994 to January 31, 2004, compared to the Merrill Lynch 3 Year Treasury Index (ML3T),2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA)3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

Average Annual Total Return for the Periods Ended 1/31/2004
1 Year	2.88%
5 Years	5.95%
10 Years	5.92%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by the Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF $25,000 INVESTMENT -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated U.S. Government Securities Fund: 2-5 Years (Institutional Service Shares) (the "Fund") from January 31, 1994 to January 31, 2004, compared to the Merrill Lynch 3 Year Treasury Index (ML3T),2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA)3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

Average Annual Total Return for the Periods Ended 1/31/2004
1 Year	2.63%
5 Years	5.69%
10 Years	5.65%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by the Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF $10,000 INVESTMENT -- CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. For the periods prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expense of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated U.S. Government Securities Fund: 2-5 Years (Class K Shares) (the "Fund") from January 31, 1994 to January 31, 2004, compared to the Merrill Lynch 3 Year Treasury Index (ML3T),2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA)3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

Average Annual Total Return for the Periods Ended 1/31/2004
1 Year	2.13%
5 Years	5.20%
10 Years	5.17%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by the Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments

January 31, 2004

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--81.4%
$30,000,000		5.875%, 11/15/2004	$31,085,100
29,000,000		7.500%, 2/15/2005	30,867,020
44,000,000		5.750%, 11/15/2005	47,135,000
40,000,000		4.625%, 5/15/2006	42,368,800
15,000,000		6.875%, 5/15/2006	16,642,950
14,000,000		7.000%, 7/15/2006	15,647,240
5,000,000		6.500%, 10/15/2006	5,562,500
41,000,000	[1]	3.500%, 11/15/2006	42,396,460
27,500,000	[1]	6.250%, 2/15/2007	30,632,525
49,000,000		4.375%, 5/15/2007	51,916,970
31,280,000		6.625%, 5/15/2007	35,366,106
25,000,000		3.250%, 8/15/2007	25,558,500
700,000		6.125%, 8/15/2007	783,783
45,000,000	[1]	3.000%, 11/15/2007	45,527,400
21,000,000		5.500%, 2/15/2008	23,185,260
21,100,000		5.625%, 5/15/2008	23,417,624
52,000,000		3.250%, 8/15/2008	52,528,320
37,700,000		3.125%, 9/15/2008	37,829,688
16,000,000	[1]	3.375%, 11/15/2008	16,195,040
42,000,000	[1]	4.750%, 11/15/2008	45,130,260
25,000,000	[1]	5.500%, 5/15/2009	27,867,250
20,401,000		6.000%, 8/15/2009	23,193,489
45,154,120		3.000%, 7/15/2012	49,852,858
17,000,000		13.250%, 5/15/2014	25,247,720

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $723,342,068)	745,937,863

		GOVERNMENT AGENCIES--17.2%
8,900,000		Federal Home Loan Bank System, 7.250%, 5/13/2005	9,546,496
15,700,000		Federal Home Loan Bank System, 6.875%, 8/15/2005	16,923,344
23,000,000		Federal Home Loan Bank System, 5.125%, 3/6/2006	24,413,810
11,000,000		Federal Home Loan Bank System, 4.875%, 11/15/2006	11,709,280
29,000,000		Federal Home Loan Bank System, 7.250%, 2/15/2007	32,888,320
10,000,000		Federal Home Loan Bank System, 4.875%, 5/15/2007	10,660,900
25,000,000		Federal Home Loan Bank System, 7.625%, 5/15/2007	28,797,250
21,000,000		Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	22,372,770

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $143,731,952)	157,312,170

Principal Amount			Value
		REPURCHASE AGREEMENTS--23.3%
$603,000		Interest in $2,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.050%, dated 1/30/2004, to be repurchased at $603,053 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/20/2034	$603,000
213,585,000		Interest in $2,000,000,000 joint repurchase agreement with Goldman Sachs & Co., 1.050%, dated 1/30/2004, to be repurchased at $213,603,689 on 2/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/20/2034 (held as a collateral for securities lending)	213,585,000

		TOTAL REPURCHASE AGREEMENT (AT AMORTIZED COST)	214,188,000

		TOTAL INVESTMENTS--121.9% (IDENTIFIED COST $1,081,262,020)[2]	1,117,438,033

		OTHER ASSETS AND LIABILITIES -- NET--(21.9)%	(200,983,925)

		TOTAL NET ASSETS--100%	$916,454,108

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 The cost of investments for federal tax purposes amounts to $1,081,262,020.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2004

Assets:
Investments in securities		$903,250,033
Investments in repurchase agreements		214,188,000

Total investments in securities, at value, including $207,191,980 of securities loaned (identified cost $1,081,262,020)		1,117,438,033
Cash		632
Income receivable		12,425,275
Receivable for shares sold		3,766,598

TOTAL ASSETS		1,133,630,538

Liabilities:
Payable for shares redeemed	$2,602,497
Income distribution payable	942,559
Payable for collateral due to broker	213,585,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	46
Payable for portfolio accounting fees (Note 5)	12,788
Payable for distribution services fee (Note 5)	974
Payable for shareholder services fee (Note 5)	31,114
Accrued expenses	1,452

TOTAL LIABILITIES		217,176,430

Net assets for 79,417,262 shares outstanding		$916,454,108

Net Assets Consist of:
Paid in capital		$890,757,468
Net unrealized appreciation of investments		36,176,013
Accumulated net realized loss on investments		(10,416,129)
Distributions in excess of net investment income		(63,244)

TOTAL NET ASSETS		$916,454,108

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$798,926,948 ÷ 69,232,547 shares outstanding		$11.54

Institutional Service Shares:
$115,257,329 ÷ 9,988,031 shares outstanding		$11.54

Class K Shares:
$2,269,831 ÷ 196,684 shares outstanding		$11.54

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2004

Investment Income:
Interest (including income on securities loaned of $49,972)			$38,367,282
Dividends (received from affiliated issuers) (Note 5)			225,380

TOTAL INCOME			38,592,662

Expenses:
Investment adviser fee (Note 5)		$3,845,888
Administrative personnel and services fee (Note 5)		734,185
Custodian fees		43,303
Transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)		53,328
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares (Note 5)		450,501
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)		1,726
Directors'/Trustees' fees		13,379
Auditing fees		14,764
Legal fees		5,032
Portfolio accounting fees (Note 5)		137,275
Distribution services fee--Institutional Service Shares (Note 5)		279,252
Distribution services fee--Class K Shares (Note 5)		3,084
Shareholder services fee--Institutional Shares (Note 5)		2,122,886
Shareholder services fee--Institutional Service Shares (Note 5)		279,252
Share registration costs		74,528
Printing and postage		52,725
Insurance premiums		2,687
Miscellaneous		17,831

TOTAL EXPENSES		8,131,626

Waivers and Reimbursement (Note 5):
Reimbursement of investment adviser fee	$(13,861)
Waiver of administrative personnel and services fee	(8,784)
Waiver of distribution services fee--Institutional Service Shares	(279,252)
Waiver of shareholder services fee--Institutional Shares	(2,037,970)
TOTAL WAIVERS AND REIMBURSEMENT		(2,339,867)

Net expenses			5,791,759

Net investment income			32,800,903

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			6,880,687
Net change in unrealized appreciation of investments			(13,953,341)
Net realized and unrealized loss on investments			(7,072,654)

Change in net assets resulting from operations			$25,728,249

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,800,903	$31,319,752
Net realized gain on investments	6,880,687	5,476,006
Net change in unrealized appreciation/depreciation on investments	(13,953,341)	25,735,734

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	25,728,249	62,531,492

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(29,261,421)	(27,934,554)
Institutional Service Shares	(3,582,922)	(3,326,173)
Class K Shares	(16,597)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,860,940)	(31,260,727)

Share Transactions:
Proceeds from sale of shares	520,672,368	564,404,765
Net asset value of shares issued to shareholders in payment of distributions declared	21,714,274	19,789,806
Cost of shares redeemed	(517,573,149)	(373,871,306)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,813,493	210,323,265

Change in net assets	17,680,802	241,594,030

Net Assets:
Beginning of period	898,773,306	657,179,276

End of period (including distributions in excess of net investment income of $(63,244) and $(3,207), respectively)	$916,454,108	$898,773,306

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2004

1. ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of U.S. Treasury securities and U.S. government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements or in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$207,191,980	$213,585,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,479,666	$412,905,731	38,300,609	$438,397,933
Shares issued to shareholders in payment of distributions declared	1,633,893	18,970,608	1,519,404	17,322,379
Shares redeemed	(35,439,504)	(410,936,793)	(25,942,021)	(294,849,300)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,674,055	$20,939,546	13,877,992	$160,871,012

Year Ended January 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,076,731	$105,355,306	11,010,133	$126,006,832
Shares issued to shareholders in payment of distributions declared	234,913	2,727,140	216,252	2,467,427
Shares redeemed	(9,170,438)	(106,478,448)	(6,898,698)	(79,022,006)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	141,206	$1,603,998	4,327,687	$49,452,253

	Period Ended 1/31/2004[1]		Year Ended 1/31/2003
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	208,945	$2,411,331	--	--
Shares issued to shareholders in payment of distributions declared	1,435	16,526	--	--
Shares redeemed	(13,696)	(157,908)	--	--

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	196,684	$2,269,949	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,011,945	$24,813,493	18,205,679	$210,323,265

1 Reflects operations for the period from April 8, 2003 (start of performance) to January 31, 2004.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2004 and 2003 was as follows:

	2004	2003
Ordinary income[1]	$32,860,940	$31,260,727

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$879,316

Net unrealized appreciation	$36,176,013

Capital loss carryforward	$10,416,129

At January 31, 2004, the cost of investments for federal tax purposes was $1,081,262,020. The net unrealized appreciation of investments for federal tax purposes was $36,176,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,258,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $82,525.

At January 31, 2004, the Fund had a capital loss carryforward of $10,416,129 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $225,380 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended January 31, 2004, the fees paid to FAS and FServ were $180,898 and $544,503 respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%

Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $125,496, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
March 5, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: December 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: December 1981

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT Began serving: November 1998

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P301
Cusip 31428P202

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

30063 (3/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

 (a)        Audit Fees billed to the registrant for the two most recent fiscal years:

            Fiscal year ended 2004 - $15,500

            Fiscal year ended 2003 - $15,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

            Fiscal year ended 2004 - $0

            Fiscal year ended 2003 - $0

            Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
            S-X, $0 and $0 respectively.

(c)         Tax Fees billed to the registrant for the two most recent
            fiscal years:

            Fiscal year ended 2004 - $0

            Fiscal year ended 2003 - $0

            Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
            S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most
            recent fiscal years:

            Fiscal year ended 2004 - $0

            Fiscal year ended 2003 - $0

            Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
            S-X, $0 and $19,872 respectively.

            Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

     (1)  The aggregate amount of all such services provided constitutes no more than  five  percent  of the  total  amount  of  revenues  paid  by the registrant,  the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with
          or  overseen   by  another   investment   adviser),   and  any  entity
          controlling,   controlled   by,  or  under  common  control  with  the
          investment adviser that provides ongoing services to the registrant to its  accountant  during  the  fiscal  year in which the  services  are provided;

     (2)  Such services were not recognized by the registrant,  the registrant's adviser  (not  including  any  sub-adviser  whose  role  is  primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled by, or under common control with the investment adviser that provides ongoing services  to the  registrant  at the  time  of  the  engagement  to be non-audit services; and

     (3)  Such  services  are  promptly  brought to the  attention  of the Audit
          Committee of the issuer and approved  prior to the  completion  of the audit by the Audit  Committee  or by one or more  members of the Audit
          Committee who are members of the board of directors to whom  authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)  NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

            Fiscal year ended 2004 - $109,542

            Fiscal year ended 2003 - $279,155

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated U.S. Government Securities Fund: 2-5 Years

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 26, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 26, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 26, 2004